Consolidated Balance Sheets Detail - Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 1,290	$ 1,291
Accumulated Amortization	813	689
Net Book Value	477	602
Amortization expenses related to intangible assets	141	163	$ 492
Intangible assets acquired during the period	30	57
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2018	120
2019	101
2020	82
2021	54
2022	20
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Cost	682	676
Accumulated Amortization	512	446
Net Book Value	170	230
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Cost	411	418
Accumulated Amortization	212	184
Net Book Value	199	234
Other acquired intangibles
Finite-Lived Intangible Assets [Line Items]
Cost	197	197
Accumulated Amortization	89	59
Net Book Value	$ 108	$ 138